INVENTORY	12 Months Ended
Feb. 29, 2016
INVENTORY
INVENTORY

6. INVENTORY

        Inventory is comprised of the following:

	February 29, 2016	February 28, 2015
Raw materials	2,389	7,469
Work in progress	614	577
Finished goods	16,986	13,709

Total production inventory	19,989	21,755

Inventory held for customer service/warranty	2,713	2,539

Total inventory	22,702	24,294

        Cost of sales for the year ended February 29, 2016 was $72,324 [2015 – $129,772], which included $56,296 of product costs [2015 – $115,309]. The remaining costs of $16,028 [2015 – $14,463] related principally to warehousing, freight, warranty, overhead and other direct costs of sales.

        For the year ended February 29, 2016, the Company recognized an impairment loss on inventory of $4,416 [2015 – $2,771]. This impairment loss related primarily to raw material and finished goods for certain older product lines.

        The Company allocates overhead and labour to inventory. Included in cost of sales for the year ended February 29, 2016 were overhead and labour allocations of $1,746 [2015 – $3,860]. Included in inventory at February 29, 2016 were overhead and labour allocations of $551 [2015 – $461].

        The Company uses an outsourced manufacturing model in which most of the component acquisition and assembly of its products is executed by third parties. The Company's contract manufacturers currently have inventory intended for use in the production of its products, and the Company has purchase orders or demand forecasts in place for raw materials and manufactured products with these contract manufacturers. The value of the inventory held by the Company's primary contract manufacturer at February 29, 2016 was $16,848 [February 28, 2015 – $13,565]